FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/02

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Hummer Winblad Equity Partners II, L.P.
Addess: Two South Park, Second Floor, San Francisco, California 94107

Form 13F File Number:  28-05393

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  John Hummer

Title:  General Partner

Phone:  415 979-9600

Signature, Place, and Date of Signing:

/s/John Hummer
--------------------------------------------------------------------------------
[Signature]

San Francisco, CA
--------------------------------------------------------------------------------
[City, State]

November 4, 2002
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                    None

Form 13F Information Table Entry Total:                  3

Form 13F Information Table Value Total:             $1,159
                                                  (thousands)

List of Other Included Managers:                      None

                           FORM 13F INFORMATION TABLE
                     Hummer Winblad Equity Partners II, L.P.

                                                        VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
Extensity Inc.              Common         302255104        676   407,575    SH          Sole            407,575       0        0
Liquid Audio                Common         53631T102        212    81,431    SH          Sole             81,431       0        0
Peoplesoft                  Common         712713106        271    21,915    SH          Sole             21,915       0        0

                                               Total      1,159